12. Investments (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Investments, beginning	R$ 223	R$ (76)
Share of profit (loss) of associates - continuing operation	98	2	R$ 28
Share of profit of associates - discontinued operation		16
Dividends and interest on own capital - continuing operation	(37)	(20)
Dividends and interest on own capital - discontinued operation		(3)
Share of other comprehensive income	(76)	1
Capital increase	52
Deconsolidation	(370)
Spin off - Sendas	196
Fair value adjustment	573
Investment acquisition		316
Assets held for sale and discontinued operations		(13)
Investments, ending	659	223	(76)
FIC [member]
Disclosure of associates [line items]
Investments, beginning	289	203
Share of profit (loss) of associates - continuing operation	118	106
Share of profit of associates - discontinued operation		12
Dividends and interest on own capital - continuing operation	(37)	(20)
Dividends and interest on own capital - discontinued operation		(3)
Share of other comprehensive income
Capital increase
Deconsolidation	(370)
Spin off - Sendas
Fair value adjustment
Investment acquisition
Assets held for sale and discontinued operations		(9)
Investments, ending		289	203
BINV [member]
Disclosure of associates [line items]
Investments, beginning
Share of profit (loss) of associates - continuing operation
Share of profit of associates - discontinued operation		4
Dividends and interest on own capital - continuing operation
Dividends and interest on own capital - discontinued operation
Share of other comprehensive income
Capital increase
Deconsolidation
Spin off - Sendas
Fair value adjustment
Investment acquisition
Assets held for sale and discontinued operations		(4)
Investments, ending
Bellamar [member]
Disclosure of associates [line items]
Investments, beginning
Share of profit (loss) of associates - continuing operation
Share of profit of associates - discontinued operation
Dividends and interest on own capital - continuing operation
Dividends and interest on own capital - discontinued operation
Share of other comprehensive income
Capital increase
Deconsolidation
Spin off - Sendas	196
Fair value adjustment	573
Investment acquisition
Assets held for sale and discontinued operations
Investments, ending	769
Tuya [member]
Disclosure of associates [line items]
Investments, beginning	307
Share of profit (loss) of associates - continuing operation	18	(7)
Share of profit of associates - discontinued operation
Dividends and interest on own capital - continuing operation
Dividends and interest on own capital - discontinued operation
Share of other comprehensive income	79	9
Capital increase	52
Deconsolidation
Spin off - Sendas
Fair value adjustment
Investment acquisition		305
Assets held for sale and discontinued operations
Investments, ending	456	307
Puntos Colombia [member]
Disclosure of associates [line items]
Investments, beginning	2
Share of profit (loss) of associates - continuing operation	9	2
Share of profit of associates - discontinued operation
Dividends and interest on own capital - continuing operation
Dividends and interest on own capital - discontinued operation
Share of other comprehensive income	1
Capital increase
Deconsolidation
Spin off - Sendas
Fair value adjustment
Assets held for sale and discontinued operations
Investments, ending	12	2
Other [member]
Disclosure of associates [line items]
Investments, beginning	(375)	(279)
Share of profit (loss) of associates - continuing operation	(47)	(99)
Share of profit of associates - discontinued operation
Dividends and interest on own capital - continuing operation
Dividends and interest on own capital - discontinued operation
Share of other comprehensive income	(156)	(8)
Capital increase
Deconsolidation
Spin off - Sendas
Fair value adjustment
Investment acquisition		11
Assets held for sale and discontinued operations
Investments, ending	R$ (578)	R$ (375)	R$ (279)